Stock-based compensation (Details 2) - Stock Options Expiring In April [Member]	Dec. 31, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of options | shares	100,000
Grant date (exercisable) fair value | $	$ 17.47